Share-Based Payment (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Method of deterring the fair value of stock option grants	Black-Scholes
Share-based payment arrangements Income tax benefits recognized	$ 187	$ 196	$ 121
Vesting period	three
Number of authorized shares of common stock for share-based payment arrangements (in shares)	121
Weighted-average fair value of each stock option granted during the period	$ 1.57	$ 1.34	$ 1.84
Total intrinsic value of options exercised during the period	40	13	5
Policy to satisfy share option exercises	use treasury stock
Actual excess tax benefit realized for tax deductions from stock option exercises during the period	2	0	0
Total unrecognized compensation cost related to nonvested share-based payment arrangements granted	329
Weighted-average period to recognize the cost (years) - nonvested units	1.88
Total fair value of shares vested during the year - nonvested units	$ 426	$ 331	$ 369
Stock Options Under Deferred Compensation Plan [Member]
Vesting period	none
Other Nonvested Stock Units [Member]
Minimum vesting period	two
Maximum vesting period	five